Investments in Associates and Joint Ventures - Summary of Accumulated Unrecognized Share of Losses in Investments in Associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	₩ 4,232	₩ (5,408)
Accumulated unrecognized loss	31,181	28,433
DSMETAL Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	103	103
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	(12,105)
Accumulated unrecognized loss	0	535
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	0	30
Terra Corporation
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	423	423
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	6	7
Accumulated unrecognized loss	47	41
Chongil Machine & Tools Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	75	75
Skydigital Inc.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(3)	(3)
Accumulated unrecognized loss	191	194
Imt Technology Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	17	2
Accumulated unrecognized loss	19	2
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	2	127
Accumulated unrecognized loss	278	276
MJT&I Corp.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	3	1
Accumulated unrecognized loss	156	153
Dae-A Leisure Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	310	286
Accumulated unrecognized loss	1,195	885
Il-Kwang Electronic Materials Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	158	158
Dongjo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(34)	(26)
Accumulated unrecognized loss	489	523
Iwon Alloy Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	4	4
Accumulated unrecognized loss	26	22
Chunsung-meat co., ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	0
Accumulated unrecognized loss	33	33
ALTSCS CO., LTD.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(16)	(15)
Accumulated unrecognized loss	365	381
Ewon Chemical Co., Ltd
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(2)	8
Accumulated unrecognized loss	10	12
TKDS Co., Ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	16	69
Accumulated unrecognized loss	193	177
MJ K Trading Co. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	6	36
Accumulated unrecognized loss	42	36
DNGV Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(46)	46
Accumulated unrecognized loss	0	46
Alpa Information Communication Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	1	77
Accumulated unrecognized loss	78	77
JC TECHNO Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	334	243
Accumulated unrecognized loss	577	243
RAND Bio Science Co Ltd Member [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	150
Accumulated unrecognized loss	0	877
Star-Lord General Investors Private Real Estate Investment Company No.10 [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	3,595	5,643
Accumulated unrecognized loss	26,670	23,075
TAEYEONG PRECISION IND Co Ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	0	42
Accumulated unrecognized loss	0	42
SD Speed Co., Ltd. [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	43	0
Accumulated unrecognized loss	43	0
Seokwang TI Co Ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	7	0
Accumulated unrecognized loss	7	0
Big dipper co ltd [Member]
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses (gains) for the period	(11)	0
Accumulated unrecognized loss	₩ (11)	₩ 0